Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		60 Months Ended	174 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2016
Operating Activities:
Net loss	$ (723,492)	$ (697,940)	$ (3,059,843)	$ (3,236,320)	$ (855,886)	$ (6,939,490)	$ (43,241,867)	$ (40,188,414)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services			115,329	282,090	337,090	602,507
Warrants issued for services			47,229	1,182,548	1,623,958	59,037
Legal Settlement - replacement warrants						(1,764,450)
Loss on extinguishment of debt		572,289		572,289	628,510
Employee stock options				327,000	327,000	1,308,000
Non-cash interest expense			45,817	290,495	370,718
Change in fair value of derivative liability	(127,087)	(901,689)	1,537,400	(754,812)	(4,959,062)	50,237
Amortization of debt discount			503,485	491,348	743,051	57,038
Depreciation expense			12,968	12,968	25,936	25,853
Changes in operating assets and liabilities:
Prepaid expenses			(36,999)	92,474	95,175	(38,157)
Accounts payable			61,235	127,387	317,576	748,571
Accrued liabilities - related party			100,048	(107,125)	(37,917)	102,335
Customer deposits - related party
Accrued payroll liabilities			13,405	59,775	59,775	19,570
Net cash used in operating activities			(659,926)	(659,883)	(1,324,076)	(2,240,049)
Investing Activities:
Intangible assets			(12,052)	(7,736)	(12,968)	(13,634)
Expenditure for Equipment						(5,000)
Net cash used in investing activities			(12,052)	(7,736)	(12,968)	(18,634)
Financing Activities:
Proceeds from sale of common stock			357,500	400,000	671,500	1,190,020
Proceeds from debt			424,985	267,037	1,091,715	925,000
Payments on debt			(11,153)	(7,536)	(374,762)	(17,326)
Net cash provided by financing activities			771,332	659,501	1,388,453	2,097,694
Net (decrease) increase in cash			99,354	(8,118)	51,409	(160,989)
Cash, beginning of period			62,291	10,882	10,882	171,871
Cash, end of period	$ 161,645	$ 2,764	161,645	2,764	62,291	10,882	$ 161,645	$ 62,291
Cash paid for: Interest			8,019	15,263	29,161	5,458
Cash paid for: Income taxes paid
Non-cash transactions:
Derivative liability offset by debt discount			54,985	281,329	492,405	305,667
Reduction of common stock issuable by issuing stock			30,000	465,400	120,400	410,950
Debt and interest settled for common stock			298,370	434,410	1,025,035
Stock issued for short term payables					22,910
Stock issued with debt					215,000
Warrants issued with debt					35,579
Reclassification of common share equivalents to derivative liabilities					9,194,736
Reclassification of common shares equivalents to additional paid-in capital			(6,364,224)
Conversion of convertible notes					$ 833,401